Schedule of Time Deposits Maturity (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deposits From Banking Clients [Line Items]
2013	$ 6,298	¥ 517,647
2014	1,463	120,256
2015	1,581	129,918
2016	812	66,772
2017	725	59,576
Total	$ 10,879	¥ 894,169	¥ 921,352